Income Taxes (Provision for income taxes) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Current tax:
Canada	$ 0.0	$ 0.0
United States	0.0	0.0
Current tax expense	0.0	0.0
Deferred tax expense (recovery):
Canada	415.1	715.5
United States	(27.2)	84.2
Deferred	387.9	799.7
Income tax expense	$ 387.9	$ 799.7